Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term Debt	$ 363,036	$ 426,792
United States of America, Dollars
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	6,412
2023	4,556
2024	46,703
2025 and thereafter	305,365
Long-term Debt	$ 363,036